Warrant liabilities - ECARX Warrants in connection with the Merger (Details) - Level 3 - ECARX Private Warrants	Jun. 30, 2026 $ / shares yr	Dec. 31, 2025
Risk-free rate of return (%)
Warrant liabilities
Warrants measurement input	0.0406
Volatility
Warrant liabilities
Warrants measurement input	0.9300
Expected dividend yield
Warrant liabilities
Warrants measurement input	0.000	0
Expected term
Warrant liabilities
Warrants measurement input | yr	1.5
Fair value of the underlying ordinary shares
Warrant liabilities
Warrants measurement input | $ / shares	1.29